Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
OTHER LIABILITIES

10. OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Unamortized lease discounts	$1,877	$1,445
Lease incentive obligation	11,358	7,841
Other	4,579	4,191

Total other liabilities	$17,814	$13,477

For the years ended December 31, 2011 and 2010, amortization of lease discounts recorded into rental revenue totaled $0.4 million and $0.9 million, respectively.